UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3174

Touchstone Tax-Free Trust
 (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio  45202-4203
 (Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway
Cincinnati, Ohio 45202-4203
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (513) 878-4066

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 to September 30, 2011

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Portfolio of Investments
Touchstone Ohio Tax-Free Bond Fund – September 30, 2011 (Unaudited)

Principal Amount		Coupon Rate	Maturity Date	Market Value

	Fixed Rate Revenue & General Obligation Bonds — 98.1%

$1,000,000	Lorain Co OH Hosp Rev Ser 2001 A (Catholic Hlth)	5.625	10/01/11	$1,000,150
500,000	Montgomery Co OH Wtr Rev Sys Ser 2002 (Greater Moraine Beaver)	5.000	11/15/11	502,385
1,000,000	Hamilton Co OH Swr Sys Rev Ser 1997 A	5.500	12/01/11	1,008,960
400,000	Warren OH Wtr Wrks Rev Ser 1997	5.500	11/01/15	421,964
575,000	Buckeye Valley OH LSD GO Ser 1995 A	6.850	12/01/15	636,260
880,000	Licking Heights OH LSD GO Ser 2000	6.400	12/01/28	1,172,406
850,000	West Chester Twp OH GO Ser 2001 Pre-refunded @ $100	5.000	12/01/20	862,036
515,000	Columbus-Polaris OH Hsg Corp Mtg Rev Ser 1979 Pre-refunded @ $100	7.400	01/01/22	627,579
1,000,000	Akron OH Var Purp GO Ser 2002	5.000	12/01/23	1,038,630
500,000	Eaton OH CSD UTGO Ser 2002 Pre-refunded @ $100	5.000	12/01/25	532,680
250,000	OH St Higher Edl Facs Rev Ser 2003 (Xavier Univ) Pre-refunded @ $100	5.000	05/01/13	267,390
765,000	Fairfield Co OH GO Ser 2003 Pre-refunded @ $100	5.000	12/01/22	823,584
1,210,000	Cincinnati OH Tech College Rev Ser 2002	5.250	10/01/21	1,246,469
1,050,000	Harrison OH Wst Wtr Sys Rev Ser 2003	5.250	11/01/23	1,126,283
1,000,000	Toledo OH CSD GO Ser 2003 B	5.000	12/01/23	1,069,750
1,000,000	Hamilton Co OH Hosp Facs Rev Ser 2004 J (Children's Hosp Med Ctr)	5.000	05/15/24	978,430
450,000	Columbus OH TIF Rev Ser 2004 A (Polaris)	4.750	12/01/23	464,256
400,000	Springboro OH Swr Sys Rev Ser 2004	5.000	06/01/24	409,552
1,000,000	Mason OH Swr Sys Rev Ser 2004	5.000	12/01/28	1,009,330
1,480,000	Lakewood OH CSD Facs Impts UTGO Ser 2004 Pre-refunded @ $100	5.250	12/01/23	1,701,882
600,000	OH St Higher Edl Facs Rev Ser 2004 (Univ Dayton)	5.000	12/01/23	626,568
810,000	Big Walnut OH LSD GO Ser 2004	5.000	12/01/25	852,379
1,040,000	Franklin Co OH Hosp Rev Ser 2005 C (Children's Hosp)	5.000	05/01/25	1,075,797
865,000	Fairfield Co OH GO Ser 2005	5.000	12/01/23	955,505
2,100,000	Oregon OH CSD GO Ser 2005	5.000	12/01/27	2,221,590
750,000	Cleveland OH LTGO Ser 2005 A	5.000	10/01/17	841,207
1,000,000	Univ of Cincinnati OH Gnrl Rcpts Ser 2006 A	4.750	06/01/26	1,028,170
1,090,000	Fairborn OH CSD Facs Impts GO Ser 2006	5.000	12/01/26	1,165,635
1,500,000	Richland Co OH Hosp Facs Rev Ser 2006 (MedCentral Hlth Sys)	5.125	11/15/26	1,519,755
1,500,000	Little Miami OH LSD Facs Impts UTGO Ser 2006 Pre-refunded @ $100	5.000	12/01/26	1,807,830
1,500,000	OH St Higher Edl Facs Rev Ser 2006 (Univ Dayton)	5.000	12/01/26	1,570,770
1,185,000	Delaware OH GO Ser 2006	5.000	12/01/28	1,272,974
2,000,000	Canal Winchester OH LSD UTGO Ser 2007	4.750	12/01/24	2,124,820
1,000,000	Kings OH LSD Impt UTGO Ser 2007	5.000	12/01/26	1,083,120
1,000,000	Lakewood OH CSD Facs Impts UTGO Ser 2007	5.000	12/01/26	1,080,230
830,000	Columbus OH CSD Constr & Impts UTGO Ser 2007	5.000	12/01/28	896,118
1,300,000	Cincinnati OH Wtr Sys Rev Ser 2007 B	5.000	12/01/32	1,395,173
320,000	Brookfield OH LSD Facs Impts UTGO Ser 2008	5.000	01/15/30	338,173
1,000,000	Cleveland OH Income Tax Rev Ser 2008 B (Brdgs & Roadways)	5.000	10/01/29	1,063,830
1,500,000	Reynoldsburg OH CSD Facs Constr & Impts UTGO Ser 2008	5.250	12/01/28	1,643,655
1,000,000	Mount Healthy OH CSD Facs Impts UTGO Ser 2008	5.000	12/01/31	1,056,080
1,000,000	OH St Higher Edl Facs Rev Ser 2008 C (Xavier Univ)	5.750	05/01/28	1,095,390
2,000,000	OH St Hosp Fac Rev Ser 2009 B (Cleveland Clinic Hlth)	5.125	01/01/28	2,140,320
650,000	Greene Co OH Hosp Facs Rev Ser 2009 (Kettering Hlth Network)	5.125	04/01/29	659,496
1,000,000	Columbus OH CSD Constr & Impts UTGO Ser 2009	4.500	12/01/29	1,031,360
1,000,000	Franklin Co OH Hosp Rev Ser 2009 (Nationwide Children's Hosp)	4.750	11/01/29	1,020,830
895,000	Milton Union OH Exmp Village SD Sp LTGO Ser 2009	4.875	12/01/29	947,152
1,000,000	Hamilton Co OH Rev Ser 2010	5.000	06/01/30	1,060,480
1,500,000	Cincinnati OH CSD Facs Impts LTGO Ser 2010	5.000	06/01/31	1,614,435
1,060,000	OH St EDR Enterprise Ser 2010	4.750	12/01/32	1,100,609
500,000	Butler Co Hosp Facs Rev Ser 2011	5.250	04/01/31	498,785
	Total Fixed Rate Revenue & General Obligation Bonds			$53,688,212

	Floating & Variable Rate Demand Notes — 0.4%

200,000	OH St Higher Edl Facs Rev Ser 2008 (LOC: Bank of America N.A.)	0.080	10/03/11	200,000

Portfolio of Investments
Touchstone Ohio Tax-Free Bond Fund – September 30, 2011 (Unaudited) (Continued)

Market Value

Total Investment Securities — 98.5%
(Amortized Cost $51,025,050)	$53,888,212

Other Assets in Excess of Liabilities — 1.5%	817,516

Net Assets — 100.0%	$54,705,728

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date

Description	Level 1	Level 2	Level 3	Total

Municipal Bonds	$–	$53,888,212	$–	$53,888,212

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ohio Tax-Free Money Market Fund — September 30, 2011 (Unaudited)

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue & General Obligation Bonds — 23.3%

$210,000	OH St Revitalize Rev Ser 2010 A	2.000	10/01/11	$210,000
250,000	OH St Bldg Auth Rev Ser 2004 B	5.000	10/01/11	250,000
675,000	OH St Bldg Auth Rev Ser 2004 C	5.000	10/01/11	675,000
1,270,000	Kent OH BANS Ser 2010	1.250	10/12/11	1,270,209
2,300,000	AMP OH, Inc. Rev BANS Ser 2010	1.500	10/27/11	2,300,821
2,500,000	Springboro OH Rev Ser 2010 (Real Estate Acq)	1.500	10/27/11	2,501,059
110,000	OH St Higher Edl Facs Rev Ser 2002 C	5.250	11/01/11	110,428
2,250,000	Deerfield Twp OH BANS Ser 2010	1.500	11/08/11	2,251,978
1,100,000	AMP OH, Inc. Rev BANS Ser 2010 (Elec Sys Impts)	1.500	11/10/11	1,100,301
100,000	Columbus OH UTGO Ser 2002	5.000	11/15/11	100,560
1,905,000	AMP OH, Inc. Rev BANS Ser 2010 (Bowling Green)	1.500	11/22/11	1,905,950
455,000	Licking Co OH LTGO Ser 2011	1.000	12/01/11	455,225
100,000	Anthony Wayne OH LSD UTGO Ser 2011	2.000	12/01/11	100,208
100,000	Dublin OH LTGO Ser 2009 B	2.000	12/01/11	100,233
125,000	OH St Univ Gnrl Rcpts (The) Ser 2009 A	4.000	12/01/11	125,716
200,000	OH St Wtr Dev Auth PCR Rev Ser 2005 B	5.000	12/01/11	201,477
100,000	Gibsonburg Exempted Village SD GO Ser 2001 Pre-refunded @ $101	5.150	12/01/11	101,794
300,000	Cincinnati City SD LTGO Ser 2001 (Sch Impts) Pre-refunded @ $100	5.250	12/01/11	302,277
450,000	OH St Major New Infra Proj Ser 2006	4.000	12/15/11	453,188
780,000	AMP OH, Inc. Rev BANS Ser 2011 (Brewster Village)	1.500	01/05/12	780,307
675,000	Defiance OH CSD BANS Ser 2011 (Sch Facs Cnst)	4.200	01/11/12	680,304
2,500,000	Columbia OH LSD UTGO Ser 2011	2.000	01/19/12	2,509,317
900,000	Morrow Co OH LTGO BANS Ser 2011 (Cnty courthouse)	2.000	01/25/12	903,548
225,000	OH St Infra Impt UTGO Ser 2002 B Pre-refunded @ $100	5.250	03/01/12	229,464
982,500	Franklin OH BANS Ser 2011	2.350	03/02/12	987,372
1,800,000	Miamisburg OH BANS Ser 2011	1.800	03/12/12	1,809,181
1,100,000	Hamilton Twp OH BANS Ser 2011	2.250	03/14/12	1,104,893
4,100,000	Butler OH Tech & Career Dev SD BANS Ser 2011	1.650	03/15/12	4,116,595
1,200,000	Springboro OH BANS Ser 2011	1.500	04/05/12	1,203,031
1,020,000	Middletown OH CSD BANS Ser 2011	2.350	05/31/12	1,029,048
700,000	Univ Cincinnati OH Gnrl Rcpts Ser 2011 C	2.000	06/01/12	705,318
250,000	OH St Major New Infra Proj Ser 2010	5.000	06/15/12	257,852
2,000,000	Lake Co OH BANS Ser 2011	1.500	06/28/12	2,008,806
960,000	Kirtland OH BANS Ser 2011	1.000	07/19/12	963,425
2,000,000	Cleveland OH Rev Ser 2011	1.000	07/26/12	2,008,120
600,000	Richland Co OH BANS Ser 2011 B	1.250	07/26/12	603,166
1,000,000	AMP OH, Inc. Rev BANS Ser 2011	1.250	08/09/12	1,001,281
1,570,000	Olmsted Falls OH LTGO BANS Ser 2011	1.250	08/09/12	1,574,645
2,400,000	Union Twp OH BANS Ser 2011	1.125	09/12/12	2,410,724
1,500,000	Cuyahoga OH BANS Ser 2011	2.000	09/14/12	1,512,722
1,325,000	Kent OH BANS Ser 2011	1.000	10/10/12	1,330,247
	Total Fixed Rate Revenue & General Obligation Bonds			$44,245,790

	Floating & Variable Rate Demand Notes — 77.3%

8,280,000	Allen Co OH Hosp Facs Rev Ser 2010 C (Catholic Hlthcare) (LOC: Bank of Nova Scotia)	0.090	10/01/11	8,280,000
4,000,000	OH St Wtr Dev Auth PCR Facs Rev Ser 2006 B (FirstEnergy Gen Corp) (LOC: UBS AG)	0.090	10/01/11	4,000,000
8,790,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2004 B1 (Cleveland Clinic) (SPA: Wells Fargo Bank NA)	0.120	10/01/11	8,790,000
3,900,000	OH St Wtr Dev Auth PCR Facs Rev Ser 2006 (FirstEnergy Nuclear) (LOC: Wells Fargo Bank NA)	0.150	10/01/11	3,900,000
7,300,000	OH St Higher Edl Facs Rev Ser 2002 A (Case Western)	0.200	10/01/11	7,300,000
650,000	Columbus OH Rev Ser 2008 B	0.100	10/07/11	650,000
8,110,000	Columbus OH UTGO Ser 2006 (San Swr)	0.100	10/07/11	8,110,000
6,500,000	OH St Infra Impt UTGO Ser 2001 B	0.100	10/07/11	6,500,000
800,000	OH St Univ Gnrl Rcpts (The) Ser 2001	0.100	10/07/11	800,000
1,000,000	OH St Univ Gnrl Rcpts (The) Ser 2001	0.100	10/07/11	1,000,000
1,500,000	OH St Univ Gnrl Rcpts (The) Ser 2010 E	0.100	10/07/11	1,500,000
1,600,000	OH St Univ Gnrl Rcpts (The) Ser 1999 B	0.100	10/07/11	1,600,000

Touchstone Ohio Tax-Free Money Market Fund — September 30, 2011 (Unaudited) (Continued)

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value

	Floating & Variable Rate Demand Notes — 77.3% (Continued)

$500,000	Cleveland-Cuyahoga County Port Auth. Rev Ser 2003 (Carnegie/96th Resh Bldg) (LOC: PNC Bank NA)	0.110	10/07/11	$500,000
3,000,000	OH St Air Quality Dev Auth Rev Ser 2009 A (OH Valley Elec Corp) (LOC: Bank of Nova Scotia)	0.110	10/07/11	3,000,000
3,835,000	OH St Univ Gnrl Rcpts (The) Ser 2008 B	0.110	10/07/11	3,835,000
800,000	Hamilton Co OH Hosp Facs Rev Ser 2007 M (Children's Hosp Med Ctr) (LOC: JP Morgan Chase Bank)	0.120	10/07/11	800,000
1,500,000	OH St Air Quality Dev Auth Rev Ser 2009 B (OH Valley Elec Corp) (LOC: Bank of Nova Scotia)	0.120	10/07/11	1,500,000
1,045,000	Salem OH Hosp Rev Ser 2005 (Salem Cmmnty) (LOC: JP Morgan Chase Bank)	0.120	10/07/11	1,045,000
305,000	Franklin Co OH Rev Ser 1996 C (US Health Corp) (LOC: US Bank NA)	0.130	10/07/11	305,000
2,175,000	Franklin Co OH Rev Ser 1996 A (US Health Corp) (LOC: US Bank NA)	0.130	10/07/11	2,175,000
250,000	OH St Higher Edl Facs Rev Ser 2000 (Xavier Univ) (LOC: US Bank NA)	0.130	10/07/11	250,000
4,600,000	OH St Air Quality Dev Auth Rev Ser 2009 C (OH Valley Elec Corp) (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.140	10/07/11	4,600,000
4,000,000	Hamilton Co OH EDR Ser 2003 (St Xavier H.S.) (LOC: PNC Bank NA)	0.150	10/07/11	4,000,000
2,000,000	OH St Wtr Dev Auth Rev Ser 2001 (Multi-Modal Wtr Dev Timken) (LOC: Northern Trust Company)	0.150	10/07/11	2,000,000
3,150,000	Richland Co OH Hlthcare Facs Rev Ser 2004 B (Wesleyan) (LOC: JP Morgan Chase Bank)	0.150	10/07/11	3,150,000
300,000	Centerville OH Hlthcare Rev Ser 2007 B (Bethany Lutheran Village) (LOC: National City Bank)	0.160	10/07/11	300,000
700,000	Columbus OH Regl Arpt Auth Rev Ser 2004 A (OASBO) (LOC: US Bank NA)	0.160	10/07/11	700,000
100,000	Columbus OH Regl Arpt Auth Rev Ser 2004 A (Pooled Fing Prog) (LOC: US Bank NA)	0.160	10/07/11	100,000
1,770,000	Columbus OH Regl Arpt Auth Rev Ser 2005 (OASBO Expaned Asset) (LOC: US Bank NA)	0.160	10/07/11	1,770,000
3,330,000	Hamilton Co OH Hlthcare Facs Rev Ser 2008 (Children's Home) (LOC: US Bank NA)	0.160	10/07/11	3,330,000
1,850,000	Hamilton Co OH Hosp Facs Rev Ser 1997 (Beechwood Home) (LOC: PNC Bank NA)	0.160	10/07/11	1,850,000
2,160,000	Hamilton Co OH Hosp Facs Rev Ser 2002 (Children's Hosp Med Ctr) (LOC: US Bank NA)	0.160	10/07/11	2,160,000
1,490,000	Hamilton Co OH Hosp Facs Rev Ser 1999 A (Drake Ctr Inc) (LOC: US Bank NA)	0.160	10/07/11	1,490,000
4,905,000	Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank of Canada)	0.160	10/07/11	4,905,000
550,000	OH St Higher Edl Facs Rev Ser 2007 (Marietta College Proj) (LOC: JP Morgan Chase Bank)	0.160	10/07/11	550,000
2,855,000	OH St Higher Edl Facs Rev Ser 2008 (Otterbein College) (LOC: JP Morgan Chase Bank)	0.160	10/07/11	2,855,000
1,450,000	Butler Co OH Healthcare Rev Ser 2004 (Colonial Sr Svcs Inc) (LOC: US Bank NA)	0.170	10/07/11	1,450,000
6,500,000	Kent State University Rev Ser 2008 B (LOC: Bank of America NA)	0.180	10/07/11	6,500,000
4,800,000	Wood Co OH Facs Rev Ser 2008 (Hosp Assn) (LOC: JP Morgan Chase Bank)	0.180	10/07/11	4,800,000
4,200,000	Butler Co OH Port Auth EDR Ser 2007 (Great Miami Vy) (LOC: JP Morgan Chase Bank)	0.190	10/07/11	4,200,000
2,030,000	Cambridge OH Hosp Facs Rev Ser 2002 (Southeastern Regl Med Ctr) (LOC: PNC Bank NA)	0.190	10/07/11	2,030,000
340,000	Cambridge OH Hosp Facs Rev Ser 1996 (Southeastern Regl Med Ctr) (LOC: National City Bank)	0.190	10/07/11	340,000
1,740,000	Carroll Co OH Hlthcare Facs Rev Ser 2000 (St Johns Village) (LOC: National City Bank)	0.190	10/07/11	1,740,000
2,720,000	Columbiana Co OH Rev Ser 2002 (East Liverpool Area) (LOC: PNC Bank NA)	0.190	10/07/11	2,720,000
1,095,000	Summit Co OH Hlthcare Facs Rev Ser 2005 (Village at St Edward) (LOC: PNC Bank NA)	0.190	10/07/11	1,095,000
1,020,000	Summit Co OH Rev Ser 2004 (Neighborhood Dev Corp) (LOC: PNC Bank NA)	0.190	10/07/11	1,020,000
7,100,000	OH St HFA Mtg Rev Ser 2010 C (Mtg Bckd Sec Prg) (LIQ: KBC Bank N V)	0.200	10/07/11	7,100,000

Touchstone Ohio Tax-Free Money Market Fund — September 30, 2011 (Unaudited) (Continued)

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value

	Floating & Variable Rate Demand Notes — 77.3% (Continued)

$2,500,000	Cleveland OH Rev Ser 2008 Q (LOC: Bank of America NA)	0.210	10/07/11	$2,500,000
960,000	Hamilton Co OH EDR Ser 1997 (The General Prostestant) (LOC: PNC Bank NA)	0.210	10/07/11	960,000
4,000,000	Akron Bath Copley OH Jt Twp Hosp Dist Rev Ser 2002 (Summner) (LOC: KBC Bank NV)	0.220	10/07/11	4,000,000
570,000	Cuyahoga Co OH Rev Ser 2002 (North Coast Cmnty Homes) (LOC: National City Bank)	0.230	10/07/11	570,000
935,000	Stark Co OH Port Auth Hlthcare Facs Rev Ser 2002 (Canton Sch) (LOC: National City Bank)	0.230	10/07/11	935,000
1,847,000	Hamilton OH MFH Rev Ser 1998 B (Affordable Housing) (LOC: Federal Home Loan Bank)	0.240	10/07/11	1,847,000
2,860,000	Port Gtr Cincinnati OH Dev Auth Rev Ser 2003 (Cincinnati Zoo) (LOC: US Bank NA)	0.250	10/07/11	2,860,000
550,000	Port Gtr Cincinnati OH Dev Auth Rev Ser 2006 (Cincinnati Zoo) (LOC: US Bank NA)	0.250	10/07/11	550,000
60,000	Coshocton Co OH Facs Rev Ser 1999 (Echoing Hills Village) (LOC: Bank One Columbus NA)	0.520	10/07/11	60,000
	Total Floating & Variable Rate Demand Notes			$146,877,000

	Total Investment Securities — 100.6%
	(Amortized Cost $191,122,790)			$191,122,790

	Liabilities in Excess of Other Assets — (0.6%)			(1,065,224)

	Net Assets — 100.0%			$190,057,566

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date

Description	Level 1	Level 2	Level 3	Total

Municipal Bonds	$–	$191,122,790	$–	$191,122,790

See accompanying Notes to Portfolios of Investments.

Touchstone Tax-Free Money Market Fund — September 30, 2011 (Unaudited)

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue & General Obligation Bonds — 23.8%

$250,000	Volusia Co FL Sales Tax Rev Ser 2008	3.000	10/01/11	$250,000
190,000	AL HFA Rev Ser 2007	3.850	10/01/11	190,000
110,000	NY St Twy Auth Rev Ser 2001 B Pre-refunded @ $100	4.200	10/01/11	110,000
100,000	PA St Pub Sch Bldg Auth Ser 2001 Pre-refunded @ $100	4.200	10/01/11	100,000
100,000	CT St Spl Tax Rev Ser 2001 A Pre-refunded @ $100	4.300	10/01/11	100,000
100,000	MS St UTGO Ser 2008 A	5.000	10/01/11	100,000
200,000	OH St Bldg Auth Rev Ser 2004	5.000	10/01/11	200,000
100,000	OH St Bldg Auth Rev Ser 2005	5.000	10/01/11	100,000
175,000	SC St Transn Infrastr Bank Rev Ser 2001 A Pre-refunded @ $100	5.125	10/01/11	175,000
150,000	MI St Bldg Auth Rev Ser 2002 Pre-refunded @ $100	5.250	10/01/11	150,000
175,000	NC Med Care Commn Hlth Sys Rev Ser 2001 Pre-refunded @ $100	5.250	10/01/11	176,750
130,000	Ocala FL Wtr & Swr Rev Ser 2001 Pre-refunded @ $100	5.250	10/01/11	131,300
100,000	Seminole Co FL Sales Tax Rev Ser 2001 Pre-refunded @ $100	5.375	10/01/11	101,000
150,000	OH St Bldg Auth Rev Ser 2001	5.500	10/01/11	150,000
500,000	MI St Bldg Auth Rev Ser 2001 II Pre-refunded @ $100	5.500	10/15/11	500,955
360,000	MI St Bldg Auth Rev Ser 2001 I Pre-refunded @ $100	5.500	10/15/11	360,712
325,000	Cumberland Co NC LTGO Ser 2011 B	2.000	11/01/11	325,420
250,000	MS St UTGO Ser 2001 Pre-refunded @ $100	5.000	11/01/11	250,902
100,000	Washoe Co LTGO Ser 2001 A Pre-refunded @ $100	5.000	11/01/11	100,394
100,000	KY St Ppty & Bldgs Commn Rev Ser 2001 Pre-refunded @ $100	5.250	11/01/11	100,401
100,000	MA St LTGO Ser 2001 D Pre-refunded @ $100	5.250	11/01/11	100,407
100,000	Indiana Hlth Facs Fin Auth Rev Ser 2001 (St Francis Sisters) Pre-refunded @ $100	5.500	11/01/11	101,423
200,000	UT Co Mun Bldg Auth. Rev Ser 2001 Pre-refunded @ $100	5.500	11/01/11	200,847
250,000	AMP OH, Inc. Rev BANS Ser 2010 (Elec Sys Impts)	1.500	11/10/11	250,068
100,000	UT St Bldg Ownership Auth. Rev Ser 2001 A Pre-refunded @ $100	5.000	11/15/11	100,573
250,000	CT St LTGO Ser 2001 D Pre-refunded @ $100	5.125	11/15/11	251,467
175,000	Massillon OH Sch Dist LTGO Ser 2011	1.000	12/01/11	175,115
100,000	OH St Wtr Dev Auth Rev Ser 2009 A	4.000	12/01/11	100,590
300,000	MA St LTGO Ser 2001 C Pre-refunded @ $100	5.375	12/01/11	302,383
500,000	Columbia OH LSD UTGO Ser 2011	2.000	01/19/12	501,863
100,000	Charleston County Sch Dist Dev Corp. Ser 2001 B Pre-refunded @ $100	5.000	02/01/12	101,535
250,000	Milwaukee WI UTGO Ser 2007	4.250	02/15/12	253,579
100,000	Collier Co FL Sch Brd Ser 2002 Pre-refunded @ $100	5.375	02/15/12	101,851
100,000	Dallas TX Indpt Sch Dist UTGO Ser 2002 Pre-refunded @ $100	5.500	02/15/12	101,851
135,000	Texas Tech University Rev Ser 2002 Pre-refunded @ $100	5.500	02/15/12	137,592
100,000	Fort Worth TX Rev Ser 2001 Pre-refunded @ $100	5.625	02/15/12	101,904
100,000	Dorchester Co SCD UTGO Ser 2010	3.000	03/01/12	100,975
150,000	MA St LTGO Ser 2002 B Pre-refunded @ $100	5.500	03/01/12	153,041
200,000	Hamilton Twp OH BANS Ser 2011	2.250	03/14/12	200,890
400,000	Butler OH Tech & Career Dev SD BANS Ser 2011	1.650	03/15/12	401,619
175,000	MO Development Finance Board Rev Ser 2002 Pre-refunded @ $100	5.125	04/01/12	179,136
280,000	University of North Texas Rev Ser 2002 Pre-refunded @ $100	5.000	04/15/12	287,001
100,000	Fairfax Co VA Ser 2000 Pre-refunded @ $100	5.750	04/15/12	104,815
150,000	FL St Edu Pub UTGO Ser 2007 B	5.000	06/01/12	154,539
385,000	FL St Edu UTGO Ser 2003 I	5.000	06/01/12	396,677
185,000	CT St LTGO Ser 2002 B Pre-refunded @ $100	5.500	06/15/12	191,545
200,000	Kirtland OH BANS Ser 2011	1.000	07/19/12	200,714
500,000	Cleveland OH Rev Ser 2011	1.000	07/26/12	502,030
125,000	Richland Co OH BANS Ser 2011 B	1.250	07/26/12	125,660
430,000	AMP OH, Inc. Rev BANS Ser 2011	1.250	08/09/12	430,551
631,000	Olmsted Falls OH UTGO Ser 2011	1.250	08/09/12	632,867
600,000	Union Twp OH BANS Ser 2011	1.125	09/12/12	602,681
500,000	Cuyahoga OH BANS Ser 2011	2.000	09/14/12	504,241
400,000	Kent OH BANS Ser 2011	1.000	10/10/12	401,584
	Total Fixed Rate Revenue & General Obligation Bonds			$12,126,448

	Floating & Variable Rate Demand Notes — 77.5%

1,450,000	East Baton Rouge Parish LA IDB Rev Ser 2010 A	0.080	10/01/11	1,450,000
1,000,000	MS Business Finance Corp. Rev Ser 2010 L	0.090	10/01/11	1,000,000

Touchstone Tax-Free Money Market Fund — September 30, 2011 (Unaudited) (Continued)

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value

	Floating & Variable Rate Demand Notes — 77.5% (Continued)

$900,000	CA Pollution Control Financing Auth Rev Ser 1996 F (LOC - JP Morgan Chase Bank)	0.100	10/01/11	$900,000
1,200,000	Jacksonville FL Econ Dev Commn Hlthcare Facs Rev Ser 2005 (Methodist) (LOC: TD Bank NA)	0.100	10/01/11	1,200,000
200,000	MS Business Finance Corp Rev Ser 2007 A	0.100	10/01/11	200,000
1,500,000	New York NY UTGO Ser 1993 (LOC: JP Morgan Chase Bank)	0.100	10/01/11	1,500,000
1,100,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2004 B1 (Cleveland Clinic) (SPA: Wells Fargo Bank NA)	0.120	10/01/11	1,100,000
795,000	Sarasota Co FL Pub Hosp Dist Rev Ser 2008 (Sarasota Mem Hosp) (LOC: Northern Trust Co)	0.120	10/01/11	795,000
1,000,000	Allen Co OH Hosp Facs Rev Ser 2008 B (Catholic Hlthcare) (LOC: JP Morgan Chase Bank)	0.130	10/01/11	1,000,000
1,200,000	West Valley UT IDR Ser 1987 (Johnson Matthey Inc.) (LOC: HSBC Bank USA NA)	0.140	10/01/11	1,200,000
460,000	OH St Wtr Dev Auth PCR Facs Rev Ser 2006 (FirstEnergy Nuclear) (LOC: Wells Fargo Bank NA)	0.150	10/01/11	460,000
1,000,000	VT St Edl & Hlth Bldgs Fin Agy Rev Ser 2008 (Brattleboro Mem Hosp) (LOC: TD Bank NA)	0.150	10/01/11	1,000,000
870,000	VT St Edl & Hlth Bldgs Fin Agy Rev Ser 2007 (North Co Hosp) (LOC: TD Bank NA)	0.150	10/01/11	870,000
750,000	Lawrenceburg IN PCR Ser 2008 (MI Power Co) (LOC: Bank of Nova Scotia)	0.110	10/07/11	750,000
700,000	Cleveland-Cuyahoga Co OH Port Auth Rev Ser 2007 (LOC: JP Morgan Chase Bank)	0.120	10/07/11	700,000
1,200,000	JEA FL Dist Energy Sys Rev Ser 2004 A (LOC: State Street Bank & Trust Co)	0.130	10/07/11	1,200,000
1,320,000	San Bernadino Co CA Rev Ser 2004 A (LIQ: FNMA)	0.130	10/07/11	1,320,000
925,000	MA St Dev Fin Agy Rev Ser 2008 A (Seven Hills Fndtn) (LOC: TD Bank NA)	0.150	10/07/11	925,000
1,200,000	Pima Co IDA Rev Ser 1982 (LOC: Bank of NY Mellon NA)	0.150	10/07/11	1,200,000
1,000,000	Broward Co FL HFA MFH Rev Ser 1999 (Reflections Apts) (LIQ - FHLMC)	0.160	10/07/11	1,000,000
700,000	Hamilton Co OH Hosp Facs Rev Ser 1997 (Beechwood Home) (LOC - PNC BANK NA)	0.160	10/07/11	700,000
305,000	Volusia Co FL HFA Rev Ser 2002 (Anatole Apts) (LIQ: FNMA)	0.160	10/07/11	305,000
1,000,000	IL St Fin Auth Rev Ser 2008 (Lake Forest College) (LOC: Northern Trust Co)	0.170	10/07/11	1,000,000
705,000	Indianapolis IN MFH Rev LTGO Ser 2004 (Nora Commons) (LOC: FHLB)	0.170	10/07/11	705,000
1,050,000	Palm Beach Co FL Rev Ser 2003 (Henry Morrison Flagler) (LOC: Northern Trust Co)	0.170	10/07/11	1,050,000
700,000	Alachua Co HFA Rev Ser 2002 A (Brookside Apts) (LIQ: FNMA)	0.190	10/07/11	700,000
645,000	Independence OH Econ Dev Rev Ser 2001 (LOC: U.S. Bank NA)	0.190	10/07/11	645,000
500,000	Abag Fin Auth. for Nonprofit Corp., Rev Ser 2002 A (LIQ - FNMA)	0.200	10/07/11	500,000
1,000,000	WA St HFC MFH Rev Ser 2007 (Clark Island) (LOC: FHLMC)	0.210	10/07/11	1,000,000
500,000	WI Hlth & Edl Fac Auth. Rev Ser 2006 (LOC: BMO Harris Bank NA)	0.210	10/07/11	500,000
1,680,000	Summit Co OH IDR Ser 1999 (Comunale Inc.) (LOC: National City Bank)	0.220	10/07/11	1,680,000
1,070,000	Hendersonville IDB Rev Ser 1998 (Windsor Park) (LIQ - FNMA)	0.230	10/07/11	1,070,000
360,000	Lucas Co OH Hosp Rev Ser 1999 (Sunshine Inc Northwest OH) (LOC: PNC Bank NA)	0.230	10/07/11	360,000
648,000	Orange Co FL IDA Rev Ser 2005 (Trinity Prep Sch Inc.) (LOC: Wells Fargo Bank NA)	0.250	10/07/11	648,000
1,075,000	IA Fin Auth SBD Rev Ser 2003 (Terrace Ctr Assoc LP) (LOC: Wells Fargo Bank NA)	0.260	10/07/11	1,075,000
560,000	Springfield MO IDA Rev Ser 2010 (LOC: Guaranty Bank)	0.280	10/07/11	560,000
1,445,000	Saint Charles Co MO IDA Rev Ser 2002 (Patriot Machine Inc) (LOC: US Bank NA)	0.290	10/07/11	1,445,000
1,740,000	Lexington-Fayette Co KY Govt IBR Ser 2006 (Eastland Pkwy) (LOC: Traditional Bank Inc.)	0.310	10/07/11	1,740,000
1,300,000	St Charles Co MO IDA Rev Ser 2003 A (National Cart) (LOC: US Bank NA)	0.330	10/07/11	1,300,000

Touchstone Tax-Free Money Market Fund — September 30, 2011 (Unaudited) (Continued)

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value

	Floating & Variable Rate Demand Notes — 77.5% (Continued)

$500,000	Hailey ID IDC Rev Ser 2006 (Rocky Mountain Hardware) (LOC: Wells Fargo Bank NA)	0.350	10/07/11	$500,000
600,000	Lexington-Fayette Co KY Govt IBR Ser 2006 (Liberty Ridge) (LOC: Traditional Bank Inc.)	0.410	10/07/11	600,000
290,000	Lancaster NE IDR Ser 2000 (Garner Inds) (LOC: Wells Fargo Bank NA)	0.450	10/07/11	290,000
1,000,000	Chatom AL IDB Gulf Opp Zone Ser 2008 (Powersouth Energy Coop) (SPA: National Rural Utilities Finance)	1.000	11/15/11	1,000,000
350,000	Monroe Co NY IDA Rev Ser 1986 (Natl Dev Council) (LOC: HSBC Bank USA NA)	3.500	06/15/12	350,000
	Total Floating & Variable Rate Demand Notes			$39,493,000

	Commercial Paper — 0.6%

300,000	York Co SC Ser OOB2	0.450	12/01/11	300,000
	Total Municipal commercial Paper			$300,000

	Total Investment Securities — 101.9%
	(Amortized Cost $51,919,448)			$51,919,448

	Liabilities in Excess of Other Assets — (1.9%)			(976,581)

	Net Assets — 100.0%			$50,942,867

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date

Description	Level 1	Level 2	Level 3	Total

Municipal Bonds	$–	$51,919,448	$–	$51,919,448

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2011

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolio of Investments are the coupon rates in effect at September 30, 2011.

Put Bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated prerefunded dates.

Portfolio Abbreviations:

BANS – Bond Anticipation Notes
CSD – City School District
EDR – Economic Development Revenue
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GO – General Obligation
HFA – Housing Finance Authority/Agency
HFC – Household Finance Corporation
IBR – Industrial Building Revenue
IDA – Industrial Development Authority/Agency
IDB – Industrial Development Bond
IDC – Industrial Development Corporation
IDR – Industrial Development Revenue
LIQ – Liquidity Facility
LOC – Letter of Credit
LSD – Local School District
LTGO – Limited Tax General Obligation
MFH – Multi-Family Housing
OASBO – Ohio Association of School Business Officials
PCR – Pollution Control Revenue
SD – School District
SPA – Stand-by Purchase Agreement
TIF – Tax Increment Financing
UTGO – Unlimited Tax General Obligation

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Notes to Portfolios of Investments
September 30, 2011

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2011, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3.

Security Transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

When-Issued Securities —The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

Federal Tax Information —The federal tax cost for the Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Tax-Free Bond Fund is $51,025,050, resulting in gross unrealized appreciation and depreciation of $2,909,385 and $(46,223), respectively, and net unrealized appreciation of $2,863,162.

Item 2. Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Touchstone Tax-Free Trust

By:          /s/ Jill T. McGruder
-------------------------
Jill T. McGruder
President
November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Terrie A. Wiedenheft
--------------------------------
Terrie A. Wiedenheft
Treasurer & Controller
November 28, 2011